Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Net operating loss and credit carryforwards	$ 140,825	$ 131,093
Self-insurance liabilities	113,640	91,246
Accounts receivable	11,435	60,026
Accrued expenses	49,575	53,842
Other comprehensive income	128,170	156,597
Stock-based compensation	28,894	25,472
Deferred compensation	42,668	41,703
Other	57,158	24,963
Deferred income tax assets, Gross	572,365	584,942
Valuation allowance	(150,254)	(126,644)
Total deferred income taxes, Assets	422,111	458,298
Liabilities
Property and equipment	727,366	685,089
Intangibles	201,396	169,860
Investments in unconsolidated affiliates	62,112	48,353
Other liabilities	22,050	27,045
Long-term debt and interest	24,115	29,191
Deferred income tax liabilities, gross	1,037,039	959,538
Valuation allowance	0	0
Total deferred income taxes, Liabilities	$ 1,037,039	$ 959,538